Business Combinations (Summary Of Information Related To Acquisitions) (Detail) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	6 Months Ended	12 Months Ended													3 Months Ended	6 Months Ended						3 Months Ended	6 Months Ended				2 Months Ended	10 Months Ended	12 Months Ended				2 Months Ended	10 Months Ended	12 Months Ended					12 Months Ended						12 Months Ended	10 Months Ended	12 Months Ended						10 Months Ended	12 Months Ended					12 Months Ended
	Jun. 30, 2012 Merger	Dec. 31, 2011 Merger	Jun. 30, 2012 Merger Tradenames	Dec. 31, 2011 Merger Tradenames	Jun. 30, 2012 Merger Non-compete agreements	Dec. 31, 2011 Merger Non-compete agreements	Jun. 30, 2012 Merger Customer relationships	Dec. 31, 2011 Merger Customer relationships	Jun. 30, 2012 Merger Data sublicense	Dec. 31, 2011 Merger Data sublicense	Jun. 30, 2012 Merger Backlog	Dec. 31, 2011 Merger Backlog	Jun. 30, 2012 Merger Common stock	Dec. 31, 2011 Merger Common stock	Jun. 30, 2011 EquiClaim	Jun. 30, 2011 EquiClaim	Jun. 30, 2012 EquiClaim	Jun. 30, 2012 EquiClaim Tradenames	Jun. 30, 2012 EquiClaim Non-compete agreements	Jun. 30, 2012 EquiClaim Customer relationships	Jun. 30, 2012 EquiClaim Backlog	Jun. 30, 2012 TC3	Jun. 30, 2012 TC3	Jun. 30, 2012 TC3 Tradenames	Jun. 30, 2012 TC3 Non-compete agreements	Jun. 30, 2012 TC3 Customer relationships	Dec. 31, 2011 Predecessor FVTech	Nov. 01, 2011 Predecessor FVTech	Dec. 31, 2011 Predecessor FVTech Year	Dec. 31, 2010 Predecessor FVTech	Dec. 31, 2011 Predecessor FVTech Tradenames	Dec. 31, 2011 Predecessor FVTech Customer relationships	Dec. 31, 2011 Predecessor HTMS	Nov. 01, 2011 Predecessor HTMS	Dec. 31, 2011 Predecessor HTMS Year	Dec. 31, 2010 Predecessor HTMS	Dec. 31, 2011 Predecessor HTMS Tradenames	Dec. 31, 2011 Predecessor HTMS Non-compete agreements	Dec. 31, 2011 Predecessor HTMS Backlog	Dec. 31, 2011 Predecessor HTMS Common Stock, Class A	Dec. 31, 2011 Predecessor Chapin	Dec. 31, 2010 Predecessor Chapin	Dec. 31, 2011 Predecessor Chapin Tradenames	Dec. 31, 2011 Predecessor Chapin Non-compete agreements	Dec. 31, 2011 Predecessor Chapin Customer relationships	Dec. 31, 2011 Predecessor Chapin Common Stock, Class A	Nov. 01, 2011 Predecessor CEA	Dec. 31, 2011 Predecessor CEA	Dec. 31, 2010 Predecessor CEA	Dec. 31, 2011 Predecessor CEA Tradenames	Dec. 31, 2011 Predecessor CEA Non-compete agreements	Dec. 31, 2011 Predecessor CEA Customer relationships	Dec. 31, 2011 Predecessor CEA Backlog	Nov. 01, 2011 Predecessor EquiClaim	Dec. 31, 2011 Predecessor EquiClaim	Dec. 31, 2011 Predecessor EquiClaim Tradenames	Dec. 31, 2011 Predecessor EquiClaim Non-compete agreements	Dec. 31, 2011 Predecessor EquiClaim Customer relationships	Dec. 31, 2011 Predecessor EquiClaim Backlog	Dec. 31, 2011 Predecessor Maximum FVTech	Dec. 31, 2011 Predecessor Maximum Chapin	Dec. 31, 2011 Predecessor Maximum Chapin Common Stock, Class A	Dec. 31, 2011 Predecessor Minimum FVTech	Dec. 31, 2011 Predecessor Minimum Chapin
Business Acquisition [Line Items]
Total consideration transferred	$ 2,192,343,000	$ 2,192,343,000															$ 39,408,000					$ 61,795,000	$ 61,795,000				$ 34,158,000		$ 34,158,000				$ 18,743,000		$ 18,743,000						$ 22,933,000							$ 211,969,000							$ 39,408,000
Total Consideration Fair Value at Acquisition Date:
Cash paid at closing	1,943,218,000	1,943,218,000															39,758,000					61,351,000	61,351,000				20,005,000		20,005,000				7,841,000		7,841,000						16,096,000							209,520,000							39,758,000
Common stock fair value													245,000,000	245,000,000																										2,263,000						2,554,000
Parent options fair value	4,125,000	4,125,000
Estimated contingent consideration																											13,850,000		13,850,000				8,230,000		8,230,000						3,885,000							2,364,000
Other																	(350,000)					444,000	444,000				303,000		303,000				409,000		409,000						398,000							85,000							(350,000)
Total consideration transferred	2,192,343,000	2,192,343,000															39,408,000					61,795,000	61,795,000				34,158,000		34,158,000				18,743,000		18,743,000						22,933,000							211,969,000							39,408,000
Allocation of the Consideration Transferred:
Cash	206,376,000	206,376,000																				2,340,000	2,340,000				372,000		372,000				1,029,000		1,029,000						62,000							533,000
Accounts receivable	175,514,000	175,514,000															1,983,000					4,138,000	4,138,000				1,736,000		1,736,000				3,270,000		3,270,000						1,322,000							14,412,000							1,983,000
Deferred income tax assets	1,739,000	1,739,000
Prepaid expenses and other current assets	20,226,000	20,226,000															74,000					155,000	155,000				35,000		35,000												46,000							4,583,000							74,000
Property and equipment	278,122,000	278,122,000															2,331,000					10,414,000	10,414,000				18,423,000		18,423,000												3,065,000							26,371,000							2,331,000
Other assets	4,205,000	4,205,000																									29,000		29,000												12,000							91,000
Identifiable intangible assets:
Identifiable intangible assets			156,000,000	156,000,000	11,500,000	11,500,000	1,623,000,000	1,623,000,000	31,000,000	31,000,000	19,000,000	19,000,000						160,000	100,000	14,030,000	3,680,000			530,000	1,300,000	19,000,000					160,000	560,000					190,000	3,150,000	1,630,000				50,000	3,350,000	4,640,000					3,570,000	1,560,000	77,710,000	16,820,000			160,000	100,000	14,030,000	3,680,000
Goodwill	1,443,574,000	1,443,574,000															18,079,000					39,622,000	39,622,000				14,038,000		14,038,000				12,414,000		12,414,000						10,895,000							167,153,000							18,079,000
Accounts payable	(12,346,000)	(12,346,000)															(98,000)										(338,000)		(338,000)				(1,786,000)		(1,786,000)						(146,000)							(4,198,000)							(98,000)
Accrued expenses	(149,480,000)	(149,480,000)															(931,000)					(5,568,000)	(5,568,000)				(550,000)		(550,000)				(1,050,000)		(1,050,000)						(363,000)							(13,674,000)							(931,000)
Deferred revenues	(4,340,000)	(4,340,000)
Current maturities of long-term debt	(11,861,000)	(11,861,000)																															(104,000)		(104,000)													(2,850,000)
Long-term debt	(960,936,000)	(960,936,000)																																														(32,300,000)
Deferred income tax liabilities	(515,725,000)	(515,725,000)																				(10,052,000)	(10,052,000)																									(46,980,000)
Tax receivable obligations to related parties	(115,237,000)	(115,237,000)
Other long-term liabilities	(7,988,000)	(7,988,000)																				(84,000)	(84,000)				(307,000)		(307,000)																			(832,000)
Total consideration transferred	2,192,343,000	2,192,343,000															39,408,000					61,795,000	61,795,000				34,158,000		34,158,000				18,743,000		18,743,000						22,933,000							211,969,000							39,408,000
Acquisition costs in sales, marketing, general and administrative expense:
Acquisition costs in sales, marketing, general and administrative expense															101,000	350,000						182,000	523,000							143,000						184,000						246,000							758,000					351,000
Contingent Consideration Information:
Contingent consideration range, minimum																											0		0				0		0
Contingent consideration range, maximum																											40,000		40,000				14,000		14,000
Contingent consideration, number of shares																																																														627,080
Remaining performance period applicable																													2,012						2,012
Type of measurement		N/A																											Level 3						Level 3						Level 3							Level 3							N/A
Key assumptions at the acquisition date:
Discount rate																													11.60%						20.50%													12.60%
Expected performance																																																												27,000			1,500
Expected performance rate																																			90.00%																										70.00%			20.00%
Common stock price																																														$ 13.28
Marketability discount																																									8.00%
Increase (decrease) to net income:
Increase (decrease) to net income																											2,690,000	4,480,000		6,680,000			3,100,000	3,650,000		1,480,000						1,134,000					(59,000)
Other Information:
Total consideration common stock (in shares)	245,000	245,000																																						152,532						209,026
Gross contractual accounts receivable	181,398,000	181,398,000															2,094,000					4,370,000	4,370,000				1,774,000		1,774,000				3,286,000		3,286,000						1,720,000							15,873,000							2,094,000
Amount not expected to be collected	5,884,000	5,884,000															111,000					232,000	232,000				38,000		38,000				16,000		16,000						398,000							1,461,000							111,000
Goodwill expected to be deductible for tax purposes																	$ 39,483,000										$ 18,834,000		$ 18,834,000				$ 9,339,000		$ 9,339,000						$ 18,020,000														$ 39,483,000